Analysis of changes in financing during the year (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
At 1 January	£ 49,093		£ 49,404
Issue of ordinary shares	144		306		£ 300
Issue of Additional Tier 1 capital notes					2,046
Redemption of subordinated liabilities	(2,258)		(5,747)		(3,606)
Net cash flows from financing activities	(6,287)		(8,208)		(5,107)
Conversion of B shares | $		$ 1.1		$ 1.5
Redemption of debt preference shares			748
At 31 December	46,490		49,093		49,404
Share capital, share premium, paid-in equity and merger reserve
At 1 January	27,791		52,979		50,577
Issue of ordinary shares	144		306		300
Issue of Additional Tier 1 capital notes					2,046
Redemption of paid-in equity			(720)		(110)
Net cash flows from financing activities	144		(414)		2,236
Transfer to retained earnings			(25,789)
Redemption of debt preference shares			748
Other adjustments including foreign exchange			196
At 31 December	28,015		27,791		52,979
Employee share schemes | Share capital, share premium, paid-in equity and merger reserve
Issue of ordinary shares	£ 80		£ 71		£ 166